Transactions with related parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions with related parties
30.
Transactions with related parties

According to the definitions of control established in IFRS, the Company does not have a company controlling its operations, however, according to these definitions, the following companies are considered related parties:

a.
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.

AMP represents an entity with significant influence over the operation of the Company, since it has representation on the Board of Directors, participates in the policy-making processes, maintains material transactions, appoints officers and provides essential technical information, but without exercising control over the Company. No other Stockholder fulfills this definition.

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2020		2021		2022
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	289,154	Ps.	526,220	Ps.	756,648

In 1999, GAP and AMP entered into a technical assistance and transfer-of-technology agreement whereby AMP and its stockholders agreed to render administrative and advisory services and transfer industry technology and know-how to GAP in Mexico in exchange for consideration. The agreement’s original 15-year term may be automatically renewed for successive five-year terms, with the approval of the stockholders, unless one party gives a termination notice to the other at least 60 days prior to the effective termination date. Only the Stockholders’ Meeting has the authority to decide the non-renewal or deny the renewal of the agreement. If GAP decides to cancel or renew the agreement, GAP needs the approval of at least 51% of the holders of Series B shares other than AMP or any party related to AMP, according to the definition of the participation agreement signed on August

25, 1999 among the SICT, GAP in Mexico, its strategic partner and the Stockholders of the strategic partner. On August 25, 2014, the initial term was renewed for five additional years.

On August 25, 2019, the initial term of the Technical Assistance agreement between the Company and AMP expired and in the same date it was automatically renewed for an additional five years, in accordance with Clause 5.2 of the agreement.

According to the agreement, as of January 1, 2000, the Company committed to pay AMP annual consideration of USD$7,000,000 for the years 2000 and 2001 and, beginning in 2002, the greater of USD$4,000,000 (these amounts are subject to adjustment based on the CPI) or 5% of GAP’s consolidated operating income only for the Mexican airports, defined as earnings before interest income or expense, calculated prior to deducting the technical assistance fee, income taxes, depreciation and amortization.

The balance as of December 31, 2020, 2021 and 2022 was as follows::

	2020		2021		2022
AMP, entity with significant influence:
Accounts payable	Ps.	157,003	Ps.	394,208	Ps.	621,722

AMP is also entitled to the refund of expenses incurred in the rendering of services provided for in the agreement.

b.
Accounts receivable with other related parties that are in the consolidated statement of financial position as of December 31, 2020, 2021 and 2022, are integrated as follows:

	2020		2021		2022
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	1,698	Ps.	—	Ps.	2
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	5,955	Ps.	6,473	Ps.	—
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent director)	Ps.	549	Ps.	808	Ps.	—

c.
Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
Commercial revenues:
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	1,313	Ps.	1,387	Ps.	1,631
Promotora Cabo Real, S.A. de C.V. (Shareholder)	Ps.	14,291	Ps.	—	Ps.	—
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent director)	Ps.	5,524	Ps.	7,669	Ps.	10,985
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	24,093	Ps.	25,128	Ps.	38,259
Beer Factory de México, S.A. de C.V. (Independent director)	Ps.	1,389	Ps.	—	Ps.	—
Operadora y Administradora de Restaurantes Gigante, S.A. de C.V. (Independent director)	Ps.	1,004	Ps.	—	Ps.	—
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	62	Ps.	—	Ps.	—
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	—	Ps.	35

	2020		2021		2022
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	—	Ps.	8,711	Ps.	—

d.
The total short term employees benefits paid to key management personnel or directors, for the years ended December 31, 2020, 2021 and 2022 were as follows:

	2020		2021		2022
Management - short term	Ps.	39,435	Ps.	59,987	Ps.	70,699
Independent directors (7)	Ps.	9,216	Ps.	6,511	Ps.	7,856